CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 18,910	$ (3,084)	$ 25,387
Adjustments to reconcile net income (loss) to net cash provided (used in) provided by operating activities:
Gain on disposal of property, plant and equipment	(114)	(158)	(93)
Loss on disposal of available-for-sale securities	0	68	0
Depreciation	4,975	6,462	6,857
Deferred income taxes	1,264	(2,273)	(213)
Recovery for doubtful accounts	(720)	(1,555)	(1,317)
Inventory impairment	(4,804)	1,993	(1,974)
Share of net loss of equity investees	21	58	21
Impairment of long-lived assets	22	0	0
Impairment of investments	0	0	346
Impairment of goodwill	0	8,791	0
Gain on disposal of a subsidiary	0	(1,962)	0
Pension liability adjustments	144	1	14
Unrealized foreign exchange difference, net	26	974	(284)
Noncash other income	(519)	0	0
Changes in operating assets and liabilities
Accounts receivable, net	(23,103)	34,052	(31,779)
Inventories	(12,022)	(5,539)	(8,595)
Prepaid expenses and other current assets	3,082	(7,508)	(1,510)
Amounts due to/from related parties	(2,102)	580	(4,026)
Other long term assets	477	(343)	1,165
Accounts payable, accrued expenses, other current liabilities and other non-current liabilities	26,111	(7,933)	13,365
Net cash provided by (used in) operating activities	11,648	22,624	(2,636)
Investing activities:
Placement of unrestricted short-term bank deposits to financial institutions	(3,542)	(2,625)	0
Placement of restricted short-term bank deposits to financial institutions	(2,608)	(13,906)	(12,638)
Maturity of restricted short-term bank deposits from financial institutions	3,897	11,326	9,696
Purchases of held-to-maturity securities	(2,738)	0	0
Purchases of property, plant and equipment	(10,937)	(8,888)	(3,653)
Proceed from disposal of an available-for-sale securities	0	24	0
Proceeds from disposal of property, plant and equipment	173	165	147
Net cash used in investing activities	(15,755)	(13,904)	(6,448)
Financing activities:
Dividend paid to noncontrolling shareholders of subsidiaries	(3,067)	(3,195)	0
Repayments of bank loans	(6,000)	(22,503)	(19,608)
Proceeds from bank loans	9,888	31,319	46,021
Share buy-back	(6)	0	0
Acquisition of noncontrolling interests	(877)	0	0
Net cash (used in) provided by financing activities	(62)	5,621	26,413
Effect of exchange rate changes on cash and cash equivalents	313	(886)	4,354
Net increase (decrease) in cash and cash equivalents	(3,856)	13,455	21,683
Cash and cash equivalents at beginning of year	76,672	63,217	41,534
Cash and cash equivalents at end of year	72,816	76,672	63,217
Supplemental disclosure of cash flow information:
Cash paid for interest	1,704	1,861	2,056
Cash paid for income taxes	$ 4,829	$ 7,412	$ 3,547